Annual Fund Operating Expenses (Vanguard Mortgage-Backed Securities Index Fund ETF)	Vanguard Mortgage-Backed Securities Index Fund Vanguard Mortgage-Backed Securities Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.12%